Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Profit before tax from continuing operations	¥ 3,354	¥ 18,145	¥ 17,990
(Loss)/profit before tax from discontinued operations	550	(19)	(2,726)
Profit before tax	3,904	18,126	15,264
Adjustments for:
Depreciation and amortization expenses	11,135	7,149	5,100
Finance income	(413)	(257)	(87)
Finance costs	519	26	65
Dividend income	(50)	(69)
Share-based compensation expenses	2,528	2,686	9,519
Gain on loss of control of subsidiaries and business transfer	(24,794)	(10,444)	(1,731)
Loss/(gain) on financial assets at fair value through profit or loss	646	(1,026)	656
Gain on disposal of property and equipment and intangible assets			(2,345)
Impairment loss of other intangible assets	212	214	0
Impairment loss of available-for-sale financial assets		1,761	293
Gain on sale of available-for-sale financial assets		(751)
Share of loss of associates and joint ventures	11,148	6,321	833
Dilution gains from changes in equity interest in associates and joint ventures	(2,620)
Loss/(gain) on foreign currency transactions, net	28	(182)	514
Changes in:
Trade and other receivables	2,344	(13,539)	(756)
Contract assets	97
Inventories	(1,672)	(2,366)	407
Trade and other payables	6,653	6,215	(1,620)
Accrued expenses	7,082	2,642	2,229
Contract liabilities	641
Advances received		6,338	1,762
Deferred revenue		(700)	1,931
Provisions	1,079	187	297
Post-employment benefits	940	2,054	1,339
Other current assets	(2,428)	(2,860)	(1,780)
Other current liabilities	2,917	1,311	4,148
Others	504	232	205
Cash provided by operating activities	20,400	23,068	36,243
Interest received	409	252	86
Interest paid	(313)	(32)	(58)
Dividend received	82	98	4
Payment of issuance costs for corporate bonds	(1,954)
Income taxes paid	(9,502)	(12,421)	(7,522)
Net cash provided by operating activities	9,122	10,965	28,753
Cash flows from investing activities
Purchases of time deposits	(13,443)	(1,282)	(10,790)
Proceeds from maturities of time deposits	13,843	401	377
Purchase of equity investments	(5,022)	(4,880)	(1,245)
Proceeds from sales of equity investments	4,031	1,672
Investments in debt instruments	(15,661)	(6,433)	(7,642)
Proceeds from redemption of debt instruments	1,841	5,209
Acquisition of property and equipment and intangible assets	(20,939)	(12,622)	(6,352)
Proceeds from sale of property and equipment and intangible assets	181	472	5,124
Investments in associates and joint ventures	(14,214)	(5,566)	(9,333)
Return on capital from investments in associates	499
Payments of office security deposits	(4,130)	(1,112)	(2,533)
Refund of office security deposits	447	1,581	168
Payment of guarantee deposits	(800)
Return of the office security deposits received under sublease agreement		(19)	(8)
Guarantee deposits for the Japanese Payment Services Act	(130)	(530)	(1,815)
Return of the guarantee deposits for the Japanese Payment Services Act	765	3,340	900
Payment for acquisition of subsidiaries and businesses	(188)	(11,887)	(423)
Proceeds from acquisition of subsidiaries and businesses, net of cash acquired	736
Cash disposed on loss of control of subsidiary and business transfer	(2,043)	(581)	(485)
Payments for loan receivables	(754)	(2,165)	(2)
Collection of loan receivables	2,271	124
Others	(174)	48	(27)
Net cash used in investing activities	(52,884)	(34,230)	(34,086)
Cash flows from financing activities
Repayment of short-term borrowings, net		(107)	(20,752)
Proceeds from of short-term borrowings	1,050		22,080
Repayment of short-term borrowings	(72)		(42,833)
Payments for redemption of bonds			(510)
Repayment of borrowing arrangement	(11)
Proceeds from issuance of corporate bonds	149,978
Payments of common shares issuance costs	(33)	(30)	(706)
Proceeds from initial public offering			126,848
Proceeds from exercise of stock options	1,002	11,489	1,750
Payment for acquisition of interest in subsidiaries from non-controllinginterests	(630)	(255)
Capital contribution from third party non-controlling interests	26,439	343	0
Proceeds from disposal of treasury shares	662
Others	16	(1)	(2)
Net cash provided by financing activities	178,401	11,439	106,628
Net increase/(decrease) in cash and cash equivalents	134,639	(11,826)	101,295
Cash and cash equivalents at the beginning of the year	123,606	134,698	33,652
Effect of exchange rate fluctuations on cash and cash equivalents	(1,267)	734	(249)
Cash and cash equivalents at the end of the year	¥ 256,978	¥ 123,606	¥ 134,698